Offerings - Offering: 1	Mar. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes Due 2036
Proposed Maximum Offering Price per Unit	99.73
Maximum Aggregate Offering Price	$ 598,392,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,637.94
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Waste Connections, Inc.'s Registration Statement on Form S-3 (File No. 333-282813) in accordance with Rule 457(r) under the Securities Act of 1933, as amended.